Loans Receivable (Tables)	6 Months Ended
Jun. 30, 2024
Loans Receivable [Abstract]
Schedule of Loans Receivable
	June 30,	December 31,
	2024	2023
Loan to Cellen Life Sciences Limited	$505,780	$509,212
Loan to an arm’s length party	84,086	84,020
	$589,866	$593,232

Schedule of Loans Receivable Recognized	The details of the loans receivable recognized as at June 30, 2024 are as follows:
Balance, December 31, 2022	$483,588
Addition	84,020
Movement in exchange rates	25,624
Balance, December 31, 2023	593,232
Addition	632
Movement in exchange rates	(3,998)
Balance, June 30, 2024	$589,866